COMPREHENSIVE INCOME (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation adjustment	$ 78,321		$ 264,654	$ 78,321	$ 264,654	$ 296,257	$ (72,781)	$ 225,228
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	108,751		(144,028)	217,936	(337,435)	(369,038)	298,009
Accumulated Other Comprehensive Income (Loss), Net of Tax	(78,321)	$ (186,045)		(78,321)		(296,257)	72,781
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(108,751)		144,028	(217,936)	337,435	369,038	(298,009)
Accumulated Other Comprehensive Income (Loss), Net of Tax	78,321	186,045		78,321		296,257	(72,781)
Equity, Attributable to Noncontrolling Interest	(2,794)	40,591		(2,794)		33,323	16,820	38,939
Net Income (Loss) Attributable to Noncontrolling Interest	34,926	$ (6,241)	(12,467)	28,685	(33,777)	(31,389)	10,958
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest	$ (8,459)		$ 14,942	$ (7,432)	$ (8,989)		(33,077)
Noncontrolling Interest, Period Increase (Decrease)							16,820
Net income losses attributable to noncontrolling interest						31,389
Other comprehensive income foreign currency translation adjustment						$ (14,886)
Adjustment H [Member]
Foreign currency translation adjustment							225,228	$ 225,228
Accumulated Other Comprehensive Income (Loss), Net of Tax							(72,781)
Accumulated Other Comprehensive Income (Loss), Net of Tax							$ 72,781